Risks and Uncertainties (Details Narrative)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020
Translated exchange rates	6.55	6.55	7.08
Revenue and expenses translated average exchange rates	6.78	6.78	6.94
Outstanding borrowings | $	$ 152,607
RMB [Member]
Outstanding borrowings | ¥		¥ 1,000,000
Minimum [Member]
Line of credit facility, interest rate	4.84%	4.84%
Maximum [Member]
Line of credit facility, interest rate	6.96%	6.96%
Two Customers [Member] | Garment Segment and Epidemic Prevention Supplies Segment [Member]
Percentage of sales	57.40%	57.40%
Two Customers [Member] | Minimum [Member] | Garment Segment and Epidemic Prevention Supplies Segment [Member]
Percentage of sales	10.00%	10.00%